Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
15.	SHARE-BASED COMPENSATION
Share options granted by the Company
In November 2012, the Company adopted a share incentive plan (“2012 Plan”), which was amended in October 2013. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2012 Plan is 44,758,220 ordinary shares.
In November, 2014, the Company adopted the 2014 share incentive plan (“2014 Plan”), pursuant to which a maximum aggregate of 14,031,194 Class A ordinary shares may be issued pursuant to all awards granted thereunder. Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan. With the adoption of the 2014 Plan, the Company will no longer grant any incentive shares under the 2012 Plan. The time and condition to exercise options will be determined by the Board or a committee of the Board. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination. Under the 2014 Plan, share options are subject to vesting schedules ranging from two to four years.
The following table summarizes the option activity for the year ended December 31, 2021:

	Number of options	Weighted average exercise price per option (US$)	Weighted average remaining contractual life (years)	Aggregated intrinsic Value (US$)
Outstanding as of December 31, 2020	28,217,269	0.0208	6.82	196,370

Granted	6,926,620	0.0002
Exercised	(4,231,692)	0.0289
Forfeited	(1,235,944)	0.0002

Outstanding as of December 31, 2021	29,676,253	0.0157	6.69	132,783

Exercisable as of December 31, 2021	16,790,323	0.0275	5.12	74,927
There were 16,790,323 vested options, and 11,610,811 options expected to vest as of December 31, 202
1
. For options expected to vest, the weighted- average exercise price was US$0.0002 as of December 31, 202
1
 and aggregate intrinsic value was US$ 78,806 and US$52,130 as of December 31, 202
0
 and 2021, respectively.
The weighted-average grant-date fair value of the share options granted during the years 2019, 2020, and 2021 was US$16.42, US$ 10.25 and US$7.2, respectively. The total intrinsic value of options exercised for the years ended December 31, 2019, 2020 and 2021 was US$59,423, US$14,640

and US$28,487, respectively.
The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Expected term	Volatility	Dividend yield	Exercise price (US$)
2019	2.45%~3.21%	6 years	49.0%~50.5%	—	0.0002
2020	1.22%~1.48%	6 years	50.6%~54.4%	—	0.0002
2021	1.64%~1.96%	6 years	50.2%~51.8%	—	0.0002

(1)	Risk-free interest rate
Risk-free interest rate was estimated based on the daily treasury long term rate of U.S. Department of the Treasury with a maturity period close to the expected term of the options, plus the country default spread of China.

(2)	Expected term
The expected term of the options represents the period of time between the grant date and the time the options are either exercised or forfeited, including an estimate of future forfeitures for outstanding options.

(3)	Volatility
The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield
The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)	Exercise price
The exercise price of the options was determined by the Group’s board of directors.

(6)	Fair value of underlying ordinary shares
The fair value of the ordinary shares is determined as the closing sales price of the ordinary shares as quoted on the principal exchange or system.
For employee, executives and
non-employee
share options, the Group recorded share-based compensation of RMB496,136, RMB566,681 and RMB460,227 during the years ended December 31, 2019, 2020 and 2021, respectively, based on the fair value on the grant dates over the requisite service period of award according to the vesting schedule for employee share option.
As of December 31, 2021, total unrecognized compensation expense relating to unvested share options was RMB713,656, which will be recognized over a weighted average period of 2.36 years. The weighted-average remaining contractual term of options outstanding is 6.69 years.
Restricted share units (“RSUs”) granted by the Company
On April 15, 2019, April 15, 2020 and April 15, 2021, the Company granted
 130,000, 130,000 and 130,000 shares of RSUs, respectively, to independent directors under the 2014 Plan with a vesting period of 4 years.
The Company will forfeit the unvested portion of the RSUs if the grantees terminate their service during the vesting period.
The Group recorded share-based compensation of RMB10,622, RMB11,486 and RMB10,512 for RSUs for the years ended December 31, 2019, 2020 and 2021, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.
As of December 31, 2021, total unrecognized compensation expense relating to unvested RSUs was RMB16,138 which will be recognized over a weighted average period of 2.18 years.
Restricted shares granted by QOOL Inc.
On December 12, 2018, QOOL Inc.’s minority interest shareholder entered into an arrangement with QOOL Inc. whereby 9,000,000 ordinary shares of QOOL Inc. owned by the minority interest shareholder became subject to service and transfer restrictions. Such restricted shares are subject to repurchase by QOOL Inc. upon early termination of two years of the employment or consulting service provided by the founder of the minority interest shareholder at a nominal price.

The Group recorded share-based compensation of RMB10,811
and
RMB10,227 for
the restricted shares for the years ended December 31, 2019 and 2020, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method. The restricted shares were fully vested during the year ended December 31, 2020.
Share options granted by Tantan
In March 2015, Tantan adopted the 2015 share incentive plan (“2015 Plan”), pursuant to which a maximum aggregate of 1,000,000 shares may be issued pursuant to awards may be authorized, but unissued ordinary shares. The Board of Directors of Tantan may in its discretion make adjustments to the numbers of shares. In April 2016 and March 2017, the Board of Directors of Tantan approved to adjust the numbers of shares to a maximum aggregate of 2,000,000 and 2,793,812, respectively.
In July 2018, Tantan adopted the 2018 share incentive plan (“2018 Plan”), pursuant to which the maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable. The time and condition to exercise options will be determined by Tantan’s Board. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination.
Tantan split its shares
1-for-5
on August 30, 2019. As a result, the Board of Directors of Tantan approved the amended and restated 2015 share incentive plan (“Amended and Restated 2015 Plan”) and adjusted the maximum aggregate number of shares which may be issued under the 2015 plan to 9,039,035 shares; the Board of Directors of Tantan also approved the amended and restated 2018 share incentive plan (“Amended and Restated 2018 Plan”) and adjusted the maximum aggregate number of shares which may be issued under the 2018 plan to 29,818,370 shares, plus that number of ordinary shares authorized for issuance under Tantan’s Amended and Restated 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable. Accordingly, all below figures are adjusted retrospectively.
Options classified as equity awards
The following table summarizes the option activity for the year ended December 31, 2021:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life	Aggregated intrinsic Value
		(US$)	(years)	(US$)
Outstanding as of December 31, 2020	9,968,805	2.5297	6.98	22,035

Granted	1,667,900	0.6371
Repurchased	(4,205,439)	2.1381
Forfeited	(2,582,595)	3.6526

Outstanding as of December 31, 2021	4,848,671	1.6232	6.76	—

Exercisable as of December 31, 2021	3,290,401	1.9679	5.54	—
During the
years
 ended December 31, 2020 and 2021, the Company voluntarily repurchased for employees’ vested options upon the termination of their employment with total consideration of RMB54,367 and RMB119,141, respectively. Those options were subsequently cancelled. Cash payments amounting to RMB26,276 and RMB62,276 were made during the year ended December 31, 2020 and 2021, respectively. The Group recorded the consideration directly to equity, to the extent that the amount does not exceed the fair value of the vested option repurchased at the repurchase date. The Group recorded any excess of the repurchase price over the fair value of the vested options repurchased as additional compensation cost.
There were 3,290,401 vested options, and 1,090,788 options expected to vest as of December 31, 2021. For options expected to vest, the weighted- average exercise price was US$0.90 as of December 31, 2021 and the aggregate intrinsic value amounted to US$3,831 and US$

nil as of December 31, 2020 and 2021, respectively.
The weighted-average grant-date fair value of the share options granted during the years ended December 31, 2019, 2020 and 2021 was US$3.05, US$ 3.08 and US$1.39, respectively.
The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
2019	2.30%~3.50%	10 years	54.2%~55.4%	—	0.32~5.0
2020	1.52%~1.83%	10 years	53.8%~57.1%	—	0.002~5.0
2021	2.04%~2.04%	10 years	59.0%~59.0%	—	0.002~5.0

(1)	Risk-free interest rate
Risk-free interest rate was estimated based on the daily treasury long term rate of U.S. Department of the Treasury with a maturity period close to the expected term of the options, plus the country default spread of China.

(2)	Contractual term
Tantan used the original contractual term.

(3)	Volatility
The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield
The dividend yield was estimated by Tantan based on its expected dividend policy over the expected term of the options.

(5)	Exercise price
The exercise price of the options was determined by the Board of Directors of Tantan.

(6)	Fair value of underlying ordinary shares
The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation before Tantan was acquired and on a contemporaneous valuation after Tantan was acquired, which used management’s best estimate for projected cash flows as of each valuation date.

For share options classified as equity awards, Tantan recorded share-based compensation of RMB99,635, RMB77,807 and RMB76,989 during the years ended December 31, 2019, 2020 and 2021, respectively, based on the fair value of the grant dates over the requisite service period of award according to the vesting schedule for employee share option.
As of December 31, 2021, total unrecognized compensation expense relating to unvested share options was RMB11,825 which will be recognized over a weighted average period of 2.32 years. The weighted-average remaining contractual term of options outstanding is 6.76 years.
Options classified as liability awards
In August 2018, Tantan granted 17,891,025 share options to its founders under the 2018 Plan. The founders have the right to request Tantan to redeem for cash the vested options upon the termination of the founders’ employment at a fixed equity value of Tantan. Therefore, the awards are classified as liability on the consolidated balance sheet due to their cash settlement feature. The options include a four-years vesting condition whereas options vest ratably at the end of each year. Accordingly, the awards are re-measured
at each reporting date with a corresponding charge to share-based compensation expense and are amortized over the estimated vesting period. The share options also include a performance condition in which the founders have the right to receive fully vested options immediately upon achieving certain performance conditions.
During the year ended December 31, 2019, all outstanding options granted to Tantan’s founders were vested as the necessary performance conditions were probable to be satisfied. Thereafter, the awards are re-measured
at fair value at each reporting date with a corresponding charge to share-based compensation expense.
In May 2021, the founders resigned from Tantan and exercised the right to have Tantan repurchased for cash the vested options at the pre-agreed fixed equity value of
US$120,000.
Those options were subsequently cancelled. The difference between the repurchase price and the fair value of the awards as of settlement date was recorded as an adjustment of share-based compensation during the year ended December 31, 2021. Cash payments amounting to US$108,000
were made to the founders during the year ended December 31, 2021, and the remaining US$12,000 is in an escrow account payable upon certain conditions are met.
The fair value of each option granted was estimated using the binomial tree pricing model with the following assumptions used during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
2019	2.45%~3.19%	10 years	54.2%~55.5%	—	0.0004
2020	1.31%~1.59%	10 years	54.0%~56.1%	—	0.0004

(1)	Risk-free interest rate
Risk-free interest rate was estimated based on the daily treasury long term rate of U.S. Department of the Treasury with a maturity period close to the expected term of the options, plus the country default spread of China.

(2)	Contractual term
Tantan used the original contractual term.

(3)	Volatility
The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield
The dividend yield was estimated by Tantan based on its expected dividend policy over the expected term of the options.

(5)	Exercise price
The exercise price of the options was determined by the Board of Directors of Tantan.

(6)	Fair value of underlying ordinary shares
The estimated fair value of the ordinary shares underlying the options as of each period-end
date was determined based on a contemporaneous valuation, which used management’s best estimate for projected cash flows as of each valuation date.
For share options classified as liability awards, Tantan recorded share-based compensation of RMB791,028
,
RMB12,485
and RMB(71,957) during the years ended December 31, 2019, 2020 and 2021, respectively, including the impact of the accelerate vesting and the subsequent adjustment of the fair value at each reporting dates and the settlement date.